Revenue and Segment Information - Sales by Geographical Markets Based on Locations of Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of products and services [Line Items]
Total consolidated revenue	¥ 2,830,987	$ 435,115	¥ 2,249,533	¥ 2,445,756
The PRC (country of domicile) [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	2,442,973	375,478	1,877,996	2,008,826
Vietnam [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	40,058	6,157	31,866	32,584
Thailand [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	35,824	5,506	49,148	55,752
Indonesia [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	35,597	5,471	25,556	26,134
Malaysia [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	33,042	5,078	25,624	30,646
South Korea [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	12,757	1,961	31,364	34,520
Others [Member]
Disclosure of products and services [Line Items]
Total consolidated revenue	¥ 230,736	$ 35,464	¥ 207,979	¥ 257,294